Note 12 - Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of fair value measurement of assets [text block]
	As at December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash	$56,748	$-	$-	$56,748
Investments (Note 5)(1)	1,179	-	-	1,179
	$57,927	$-	$-	$57,927
	As at December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash	$94,008	$-	$-	$94,008
Investments (Note 5)(1)	11,951	-	-	11,951
	$105,959	$-	$-	$105,959